Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Horizon Funds
Entity Central Index Key	0000932471
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000214947 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Investor Shares
Trading Symbol	VWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.49%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 2,457,000,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$2,457
Number of Portfolio Holdings	94
Portfolio Turnover Rate	40%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asia	42.0%
Europe	43.2%
North America	6.9%
Oceania	2.9%
Other	1.7%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

C000214946 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VZICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.39%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 2,457,000,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$2,457
Number of Portfolio Holdings	94
Portfolio Turnover Rate	40%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asia	42.0%
Europe	43.2%
North America	6.9%
Oceania	2.9%
Other	1.7%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

[1]	Annualized.
[2]	Annualized.